DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2017
Disclosure of derivative financial instruments [text block] [Abstract]
Disclosure of derivative financial instruments [text block]

NOTE 16: DERIVATIVE FINANCIAL INSTRUMENTS

The fair values and notional amounts of derivative instruments are set out in the following table:

	31 December 2017			31 December 2016
	Contract/ notional amount £m	Fair value assets £m	Fair value liabilities £m	Contract/ notional amount £m	Fair value assets £m	Fair value liabilities £m
Trading and other
Exchange rate contracts:
Spot, forwards and futures	31,716	1,023	789	38,072	1,149	1,383
Currency swaps	223,624	3,157	3,534	288,441	6,903	6,382
Options purchased	8,191	580	–	15,192	808	–
Options written	6,684	–	627	18,342	–	1,016
	270,215	4,760	4,950	360,047	8,860	8,781
Interest rate contracts:
Interest rate swaps	2,264,834	15,791	15,364	2,160,535	19,780	18,862
Forward rate agreements	239,797	5	1	628,962	13	87
Options purchased	32,097	2,329	–	39,509	3,251	–
Options written	32,817	–	2,524	39,847	–	3,400
Futures	35,542	9	7	114,284	6	3
	2,605,087	18,134	17,896	2,983,137	23,050	22,352
Credit derivatives	4,568	77	423	8,098	381	659
Equity and other contracts	25,150	982	1,242	43,218	1,135	1,168
Total derivative assets/liabilities – trading and other	2,905,020	23,953	24,511	3,394,500	33,426	32,960
Hedging
Derivatives designated as fair value hedges:
Currency swaps	1,327	19	38	1,454	19	22
Interest rate swaps	109,670	1,145	407	194,416	1,462	737
	110,997	1,164	445	195,870	1,481	759
Derivatives designated as cash flow hedges:
Interest rate swaps	549,099	597	1,053	384,182	814	1,166
Futures	73,951	–	1	53,115	–	3
Currency swaps	7,310	120	114	8,121	417	36
	630,360	717	1,168	445,418	1,231	1,205
Total derivative assets/liabilities – hedging	741,357	1,881	1,613	641,288	2,712	1,964
Total recognised derivative assets/liabilities	3,646,377	25,834	26,124	4,035,788	36,138	34,924

The notional amount of the contract does not represent the Group’s real exposure to credit risk which is limited to the current cost of replacing contracts with a positive value to the Group should the counterparty default. To reduce credit risk the Group uses a variety of credit enhancement techniques such as netting and collateralisation, where security is provided against the exposure. Further details are provided in note 51 Credit risk.

The Group holds derivatives as part of the following strategies:

–	Customer driven, where derivatives are held as part of the provision of risk management products to Group customers;

–	To manage and hedge the Group’s interest rate and foreign exchange risk arising from normal banking business. The hedge accounting strategy adopted by the Group is to utilise a combination of fair value and cash flow hedge approaches as described in note 51; and

–	Derivatives held in policyholder funds as permitted by the investment strategies of those funds.

The principal derivatives used by the Group are as follows:

–	Interest rate related contracts include interest rate swaps, forward rate agreements and options. An interest rate swap is an agreement between two parties to exchange fixed and floating interest payments, based upon interest rates defined in the contract, without the exchange of the underlying principal amounts. Forward rate agreements are contracts for the payment of the difference between a specified rate of interest and a reference rate, applied to a notional principal amount at a specific date in the future. An interest rate option gives the buyer, on payment of a premium, the right, but not the obligation, to fix the rate of interest on a future loan or deposit, for a specified period and commencing on a specified future date.

–	Exchange rate related contracts include forward foreign exchange contracts, currency swaps and options. A forward foreign exchange contract is an agreement to buy or sell a specified amount of foreign currency on a specified future date at an agreed rate. Currency swaps generally involve the exchange of interest payment obligations denominated in different currencies; the exchange of principal can be notional or actual. A currency option gives the buyer, on payment of a premium, the right, but not the obligation, to sell specified amounts of currency at agreed rates of exchange on or before a specified future date.

–	Credit derivatives, principally credit default swaps, are used by the Group as part of its trading activity and to manage its own exposure to credit risk. A credit default swap is a swap in which one counterparty receives a premium at pre-set intervals in consideration for guaranteeing to make a specific payment should a negative credit event take place.

–	Equity derivatives are also used by the Group as part of its equity-based retail product activity to eliminate the Group’s exposure to fluctuations in various international stock exchange indices. Index-linked equity options are purchased which give the Group the right, but not the obligation, to buy or sell a specified amount of equities, or basket of equities, in the form of published indices on or before a specified future date.

Hedged cash flows

For designated cash flow hedges the following table shows when the Group’s hedged cash flows are expected to occur and when they will affect income.

2017	0-1 years £m	1-2 years £m	2-3 years £m	3-4 years £m	4-5 years £m	5-10 years £m	10-20 years £m	Over 20 years £m	Total £m
Hedged forecast cash flows expected to occur:
Forecast receivable cash flows	346	515	682	492	395	701	55	46	3,232
Forecast payable cash flows	(475)	(654)	(592)	(552)	(406)	(1,150)	(627)	(163)	(4,619)
Hedged forecast cash flows affect profit or loss:
Forecast receivable cash flows	307	562	648	448	466	684	63	54	3,232
Forecast payable cash flows	(680)	(640)	(556)	(505)	(377)	(1,085)	(612)	(164)	(4,619)

2016	0-1 years £m	1-2 years £m	2-3 years £m	3-4 years £m	4-5 years £m	5-10 years £m	10-20 years £m	Over 20 years £m	Total £m
Hedged forecast cash flows expected to occur:
Forecast receivable cash flows	172	198	415	372	391	1,215	102	45	2,910
Forecast payable cash flows	(565)	(722)	(692)	(599)	(429)	(1,541)	(806)	(262)	(5,616)
Hedged forecast cash flows affect profit or loss:
Forecast receivable cash flows	211	223	418	363	472	1,070	99	54	2,910
Forecast payable cash flows	(777)	(713)	(671)	(521)	(415)	(1,477)	(787)	(255)	(5,616)

There were no transactions for which cash flow hedge accounting had to be ceased in 2016 or 2017 as a result of the highly probable cash flows no longer being expected to occur.